UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2003

Item 1. Reports to Stockholders

The North Carolina Capital Management Trust: Cash Portfolio

Investments June 30, 2003

Showing Percentage of Net Assets

Commercial Paper (a) - 64.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bear Stearns Companies, Inc.
9/12/03	1.11%	$ 87,000,000	$ 86,804,177
9/19/03	0.95	120,000,000	119,746,667
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/9/03	1.25	30,000,000	29,991,667
7/14/03	1.25	50,000,000	49,977,431
7/18/03	1.27	10,000,000	9,994,003
7/22/03	1.25	5,000,000	4,996,354
7/28/03	1.25	40,000,000	39,962,500
8/6/03	1.25	5,000,000	4,993,750
8/7/03	1.07	45,000,000	44,950,513
8/12/03	1.15	20,000,000	19,973,167
Citicorp
7/16/03	1.26	130,000,000	129,931,750
7/29/03	1.25	50,000,000	49,951,389
Corporate Asset Funding Co.
7/23/03	1.25	20,000,000	19,984,722
CXC, Inc.
7/25/03	1.25	45,000,000	44,962,500
Eagle Funding Capital Corp.
7/18/03	1.01	20,018,000	20,008,453
7/22/03	1.01	24,022,000	24,007,847
Edison Asset Securitization LLC
7/9/03	1.31	100,000,000	99,971,111
Emerald (MBNA Credit Card Master Note Trust)
7/15/03	1.24	100,000,000	99,951,778
8/20/03	1.22	89,000,000	88,849,194
Falcon Asset Securitization Corp.
7/2/03	1.26	30,000,000	29,998,950
7/11/03	1.21	50,000,000	49,983,194
7/21/03	1.25	25,654,000	25,636,185
GE Capital International Funding, Inc.
8/15/03	1.24	15,000,000	14,976,750
9/18/03	1.27	5,000,000	4,986,175
General Electric Capital Corp.
7/14/03	1.27	75,000,000	74,965,875
9/24/03	1.05	50,000,000	49,876,042

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Electric Capital Services, Inc.
8/18/03	1.28%	$ 35,000,000	$ 34,940,733
10/24/03	1.21	15,000,000	14,942,500
General Electric Co.
7/16/03	1.25	45,000,000	44,976,563
9/24/03	1.04	35,000,000	34,914,056
Goldman Sachs Group, Inc.
7/15/03	1.28	100,000,000	99,950,611
8/12/03	1.26	140,000,000	139,795,833
Govco, Inc.
7/23/03	1.26	60,000,000	59,953,800
Hatteras Funding Corp.
7/1/03	1.26	18,797,000	18,797,000
9/12/03	1.01	10,000,000	9,979,519
Jupiter Securitization Corp.
12/18/03	1.00	10,000,000	9,953,250
Motown Notes Program
7/3/03	1.24	10,000,000	9,999,311
7/8/03	1.25	10,000,000	9,997,569
7/28/03	1.25	20,000,000	19,981,250
7/28/03	1.27	25,000,000	24,976,188
8/14/03	1.25	25,000,000	24,961,806
8/25/03	1.22	100,000,000	99,813,611
Newcastle (Discover Card Master Trust)
7/16/03	1.26	25,000,000	24,986,875
7/17/03	1.25	142,200,000	142,121,000
7/18/03	1.27	40,000,000	39,976,011
Park Granada LLC
8/11/03	1.13	20,000,000	19,974,261
8/11/03	1.18	5,000,000	4,993,281
8/12/03	1.09	5,000,000	4,993,642
9/4/03	1.18	5,000,000	4,989,347
9/12/03	1.01	5,000,000	4,989,760
9/12/03	1.07	5,000,000	4,989,151
9/22/03	0.96	90,000,000	89,800,800
9/22/03	0.97	55,000,000	54,877,172
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Quincy Capital Corp.
7/17/03	1.06%	$ 164,000,000	$ 163,922,738
7/23/03	1.06	10,000,000	9,993,522
Triple-A One Funding Corp.
7/7/03	1.10	17,239,000	17,235,840
Yorktown Capital LLC
7/10/03	1.21	90,190,000	90,162,718
TOTAL COMMERCIAL PAPER			2,575,371,862
Federal Agencies - 28.7%

Fannie Mae - 15.5%
Discount Notes - 15.5%
8/6/03	1.24	50,000,000	49,938,500
8/20/03	1.08	100,000,000	99,850,000
9/17/03	0.92	150,000,000	149,701,000
11/21/03	1.04	225,000,000	224,070,500
12/3/03	1.10	100,000,000	99,530,694
			623,090,694
Freddie Mac - 13.2%
Discount Notes - 13.2%
9/18/03	0.98	50,000,000	49,893,021
9/30/03	1.00	102,000,000	101,742,167
10/31/03	1.03	225,000,000	224,214,622
12/4/03	1.14	9,000,000	8,955,930
12/15/03	0.94	50,000,000	49,781,972
12/19/03	0.94	100,000,000	99,553,500
			534,141,212
TOTAL FEDERAL AGENCIES			1,157,231,906
Medium-Term Notes - 1.0%

Citigroup, Inc.
7/17/03	1.41 (b)	39,025,000	39,027,648
Repurchase Agreements - 6.4%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations dated 6/30/03 due 7/1/03 At 1.1%)	$ 258,311,893	$ 258,304,000
TOTAL INVESTMENT PORTFOLIO - 100.1%		4,029,935,416
NET OTHER ASSETS - (0.1)%		(4,662,130)
NET ASSETS - 100%		$ 4,025,273,286
Total Cost for Income Tax Purposes $ 4,029,935,416
Legend

(a) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information

A total of 1.35% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003
Assets
Investment in securities, at value (including repurchase agreements of $258,304,000) - See accompanying schedule		$ 4,029,935,416
Cash		316,632
Receivable for fund shares sold		1,074,430
Interest receivable		122,552
Receivable from investment adviser for expense reductions		61,789
Total assets		4,031,510,819

Liabilities
Payable for fund shares redeemed	$ 4,332,461
Distributions payable	424,840
Accrued management fee	814,722
Deferred trustees' compensation	665,510
Total liabilities		6,237,533

Net Assets		$ 4,025,273,286
Net Assets consist of:
Paid in capital		$ 4,025,228,506
Accumulated net realized gain (loss) on investments		44,780
Net Assets, for 4,024,939,891 shares outstanding		$ 4,025,273,286
Net Asset Value, offering price and redemption price per share ($4,025,273,286 ÷ 4,024,939,891 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust - Cash Portfolio

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2003

Investment Income
Interest		$ 63,996,575

Expenses
Management fee	$ 9,741,878
Non-interested trustees' compensation	196,138
Total expenses before reductions	9,938,016
Expense reductions	(296,973)	9,641,043
Net investment income		54,355,532
Net realized gain (loss) on investment securities		44,780
Net increase in net assets resulting from operations		$ 54,400,312

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2003	Year ended June 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 54,355,532	$ 101,130,395
Net realized gain (loss)	44,780	97,967
Net increase (decrease) in net assets resulting from operations	54,400,312	101,228,362
Distributions to shareholders from net investment income	(54,355,532)	(101,130,395)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,026,029,029	9,194,477,137
Reinvestment of distributions	47,488,241	88,646,608
Cost of shares redeemed	(9,995,370,202)	(9,428,026,812)
Net increase (decrease) in net assets and shares resulting from share transactions	78,147,068	(144,903,067)
Total increase (decrease) in net assets	78,191,848	(144,805,100)

Net Assets
Beginning of period	3,947,081,438	4,091,886,538
End of period	$ 4,025,273,286	$ 3,947,081,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.024	.057	.056	.049
Distributions from net investment income	(.013)	(.024)	(.057)	(.056)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.32%	2.39%	5.90%	5.69%	5.05%
Ratios to Average Net Assets B
Expenses before expense reductions	.24%	.24%	.24%	.32%	.32%
Expenses net of voluntary waivers, if any	.23%	.23%	.24%	.32%	.32%
Expenses net of all reductions	.23%	.23%	.24%	.32%	.32%
Net investment income	1.29%	2.32%	5.62%	5.56%	4.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,025	$ 3,947	$ 4,092	$ 2,859	$ 2,792

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2003	Past 1 year	Past 5 years	Past 10 years
NCCMT - Term Portfolio	2.05%	4.60%	4.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on June 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Short Treasury Index: 9-12 Months did over the same period.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Comments from Robert Duby, Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio

Early in the 12-month period ending June 30, 2003, market sentiment reflected beliefs that the Federal Reserve Board would raise short-term interest rates in response to a strengthening economy. However, as 2002 unfolded, emerging economic data was mixed, stifling market optimism. The Iraqi war filled the market with uncertainty, as investors tried to discern what effect this engagement might have on the strength of the economy. Consumer confidence declined notably, and sluggish industrial activity and rising unemployment indicated that the recovery had yet to solidify. The Fed responded by lowering the rate banks charge each other for overnight loans - known as the fed funds target rate - two times. The first cut came in November 2002 and the second in June 2003. By the end of the period, the Fed had brought the target rate down to 1.00%, its lowest level since 1958, and made it clear that it was willing to keep short-tem interest rates very low for some time to buoy the economy and subdue deflationary pressures.

For the 12 months ending June 30, 2003, the fund returned 2.05%, compared to 3.94% for the LipperSM Short U.S. Government Funds Average. Meanwhile, the Lehman Brothers® U.S. Short Treasury 9-12 Months Index returned 2.27%. The index includes aged U.S. Treasury notes and bonds with remaining maturities of nine months up to - but not including - 12 months. It excludes zero-coupon strips. The fund underperformed its Lipper group because the peer group was much more interest rate sensitive than the fund, and thus outperformed in a falling-rate environment. After years of running budget surpluses, increased government spending and the potential for tax cuts resulted in record-high budget deficits. This development led to record new issuance of the short-term Treasury securities in which the fund invests. The high level of supply caused short-term Treasury securities to trade at historically cheap levels compared to other money market securities, offering the portfolio opportunities because I continued to use government securities as the portfolio's primary investment vehicle. I looked to buy the cheapest securities in the sector that I felt would add the most value, tweaking the interest rate sensitivity to match that of the index.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of a fund.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments June 30, 2003

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 95.5%
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - 95.5%
U.S. Treasury Notes:
1.625% 4/30/05	$ 5,000,000	$ 5,032,810
1.875% 9/30/04	14,500,000	14,642,738
2.875% 6/30/04	21,354,000	21,742,707
3.375% 4/30/04	13,500,000	13,765,248
3.875% 7/31/03	15,000,000	15,035,745
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $69,933,793)		70,219,248
Cash Equivalents - 3.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.1%, dated 6/30/03 due 7/1/03) (Cost $2,685,000)	$ 2,685,082	2,685,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $72,618,793)		72,904,248
NET OTHER ASSETS - 0.9%		632,983
NET ASSETS - 100%		$ 73,537,231
Other Information
Purchases and sales of long-term U.S. government and government agency obligations aggregated $57,783,774 and $55,859,229, respectively.
Income Tax Information

At June 30, 2003, the fund had a capital loss carryforward of approximately $3,947,000 of which $846,000, $837,000, $1,663,000 and $601,000 will expire on June 30, 2006, 2007, 2008 and 2009, respectively.

A total of 98.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $2,685,000) (cost $72,618,793) - See accompanying schedule		$ 72,904,248
Cash		307,485
Interest receivable		397,593
Receivable from investment adviser for expense reductions		383
Total assets		73,609,709

Liabilities
Distributions payable	$ 33,349
Accrued management fee	16,221
Deferred trustees' compensation	22,908
Total liabilities		72,478

Net Assets		$ 73,537,231
Net Assets consist of:
Paid in capital		$ 77,208,290
Distributions in excess of net investment income		(8,760)
Accumulated undistributed net realized gain (loss) on investments		(3,947,754)
Net unrealized appreciation (depreciation) on investments		285,455
Net Assets, for 7,761,688 shares outstanding		$ 73,537,231
Net Asset Value, offering price and redemption price per share ($73,537,231 ÷ 7,761,688 shares)		$ 9.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust - Term Portfolio

Financial Statements - continued

Statement of Operations

	Year ended June 30, 2003

Investment Income
Interest		$ 1,421,652

Expenses
Management fee	$ 187,621
Non-interested trustees' compensation	3,708
Total expenses before reductions	191,329
Expense reductions	(3,645)	187,684
Net investment income (loss)		1,233,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		123,131
Change in net unrealized appreciation (depreciation) on investment securities		106,045
Net gain (loss)		229,176
Net increase (decrease) in net assets resulting from operations		$ 1,463,144

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2003	Year ended June 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,233,968	$ 2,039,438
Net realized gain (loss)	123,131	1,133,927
Change in net unrealized appreciation (depreciation)	106,045	(270,211)
Net increase (decrease) in net assets resulting from operations	1,463,144	2,903,154
Distributions to shareholders from net investment income	(1,472,048)	(1,936,701)
Share transactions Net proceeds from sales of shares	12,270,213	17,334
Reinvestment of distributions	978,269	1,345,300
Cost of shares redeemed	(11,143,597)	(5,180,904)
Net increase (decrease) in net assets resulting from share transactions	2,104,885	(3,818,270)
Total increase (decrease) in net assets	2,095,981	(2,851,817)

Net Assets
Beginning of period	71,441,250	74,293,067
End of period (including distributions in excess of net investment income of $8,760 and undistributed net investment income of $229,321, respectively)	$ 73,537,231	$ 71,441,250
Other Information Shares
Sold	1,294,770	1,847
Issued in reinvestment of distributions	103,106	142,769
Redeemed	(1,173,891)	(548,536)
Net increase (decrease)	223,985	(403,920)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 9.35	$ 9.28	$ 9.35	$ 9.51
Income from Investment Operations
Net investment income (loss) B	.166	.262 D	.532	.525	.615
Net realized and unrealized gain (loss)	.027	.116 D	.097	(.069)	(.157)
Total from investment operations	.193	.378	.629	.456	.458
Distributions from net investment income	(.203)	(.248)	(.559)	(.526)	(.618)
Net asset value, end of period	$ 9.47	$ 9.48	$ 9.35	$ 9.28	$ 9.35
Total Return A	2.05%	4.09%	6.98%	5.01%	4.94%
Ratios to Average Net Assets C
Expenses before expense reductions	.28%	.28%	.28%	.35%	.35%
Expenses net of voluntary waivers, if any	.27%	.27%	.28%	.35%	.35%
Expenses net of all reductions	.27%	.27%	.28%	.35%	.35%
Net investment income (loss)	1.78%	2.78% D	5.72%	5.64%	6.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74	$ 71	$ 74	$ 81	$ 93
Portfolio turnover rate	83%	157%	0%	150%	256%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2003

1. Significant Accounting Policies.

Cash Portfolio and Term Portfolio (the funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local government and public authorities of the state of North Carolina. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Cash Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. The non-interested Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the Cash Portfolio. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost for the Term Portfolio as of period end were as follows:

Unrealized appreciation	$ 289,614	|
Unrealized depreciation	(4,677)
Net unrealized appreciation (depreciation)	$ 284,937
Undistributed ordinary income	75,264
Capital loss carryforward	(3,947,238)
Cost for federal income tax purposes	$ 72,619,311

The tax character of distributions paid for the Term Portfolio was as follows:

	June 30, 2003	June 30, 2002
Ordinary Income	$ 1,472,048	$ 1,936,701

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee based upon a graduated series of annual rates ranging between .215% and .275% of each fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. For the period each fund's annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Cash Portfolio	.23%	|
Term Portfolio	.27%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Distribution and Service fee that is based on a graduated series of rates ranging from .07% to ..08% of each fund's average net assets. For the period, FMR paid FDC $3,136,692 and $56,104 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

5. Expense Reductions.

FMR voluntarily agreed to waive a portion of each fund's management fee during the period. The amount of the waiver for each fund was as follows:

Cash Portfolio	$ 282,210
Term Portfolio	$ 3,645

In addition, through arrangements with each applicable fund's custody and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Cash Portfolio	$ 14,763

6. Other Information.

At the end of the period, two unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the Term Portfolio.

Annual Report

Report of Independent Auditors

To the Trustees of The North Carolina Capital Management Trust and the Shareholders of Cash Portfolio and Term Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Portfolio and Term Portfolio (funds of The North Carolina Capital Management Trust) at June 30, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The North Carolina Capital Management Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003, by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 14, 2003

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees two funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call CMC at 1-800-222-3232.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Boyce I. Greer (47)

Year of Election or Appointment: 2003

President of Cash Portfolio (2003) and Term Portfolio (2003). Mr. Greer serves as a Director and Managing Director of Strategic Advisers, Inc. (2002). Previously, he served as Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division, Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

J. Calvin Rivers, Jr. (57)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers is President of Capital Management of the Carolinas, L.L.C. (2000), a Director of Bojangle's Inc. (fast-food restaurant chain, 1998) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2001). Previously, Mr. Rivers was a Director and Executive Vice President of Sterling Capital Management, Inc. (1981-2000), Director and President of Sterling Capital Distributors, Inc. (1982-2000), an independent contractor working for Fidelity Investments Institutional Services Company, Inc. (2000), formerly associated with North Carolina National Bank (now Bank of America, 1979-1981), and President of Riverwood Farms, Inc. (1969-1979). Mr. Rivers served on the Board of Trustees of the Oldfields School in Baltimore, MD (1990-1998) and as Chairman of the Board (1995-1998).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust, CMC, or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
John David "J.D." Foust (75)

Year of Election or Appointment: 1990

Mr. Foust was a financial consultant (Robinson-Humphrey Company Inc., 1995-1999). Prior to 1995, Mr. Foust was a financial consultant to Donaldson, Lufkin, & Jenrette Securities Corporation (1990-1995). Prior to 1990, he served as Deputy State Treasurer and Secretary of the Local Government Commission (1977-1989). He also serves as financial consultant to the North Carolina Global TransPark Authority.

Thomas P. Hollowell (59)

Year of Election or Appointment: 2003

Prior to his retirement in December 1998, Mr. Hollowell served as Managing Director of Bowles Hollowell Conner & Co. (investment banking). Currently, he is Vice Chairman (2001) of the Endowment Association of the College of William and Mary and a member of the Board of Faison Enterprises Inc. (real estate development, 2000).

James Grubbs Martin (67)

Year of Election or Appointment: 2000

Vice President (1993) of Carolinas Medical Center. Prior to 1993, Dr. Martin served two terms as Governor of North Carolina (1985) and six terms as U.S. Congressman for the 9th District. Currently, he is Chairman of the Global TransPark Foundation, Inc., a trustee of Davidson College, and Director of the North Carolina Biotechnology Center. Dr. Martin also serves as a director on the boards of Duke Energy Co. (electricity, natural gas, engineering), J.A. Jones (construction), Family Dollar Stores (discount retailer, 1996), Palomar Medical Technologies, Inc. (laser technology, 1996), and Applied Analytical Industries, Inc. (pharmaceutical product development, 1999).

William O. McCoy (69)

Year of Election or Appointment: 2001

Mr. McCoy also serves as a non-interested Trustee overseeing 279 other investment companies advised by FMR (1997). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Helen A. Powers (78)

Year of Election or Appointment: 1990

Chair of the Board (2000). Prior to Ms. Powers' retirement in April 1990, she served as Secretary of the North Carolina Department of Revenue (1985-1990). Prior to 1985, she was Senior Vice President of North Carolina National Bank (now Bank of America). She served as a member of the North Carolina Banking Commission (1981-1985). In April 1995, Ms. Powers was reappointed and continues to serve as a member of the Banking Commission. Ms. Powers is a Trustee of Warren Wilson College in Asheville, NC (1992), where a new program initiative has been named the Helen Powers Business and Economics Program. She is a Trustee of the Community Foundation of North Carolina (1997), a Trustee of Memorial Mission Medical Foundation (1993), and a former director of Memorial Mission Medical Center (1991-1999), where the Women's Health Center has been designated the Helen Powers Women's Health Center, and now a Director of the new Hope Cancer Center for Women of Western North Carolina (2001).

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (41)

Year of Election or Appointment: 2001

Senior Vice President of Cash Portfolio and Term Portfolio. Ms. Johnson also serves as Senior Vice President of the Fidelity funds and as a Trustee of other investment companies advised by FMR (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of Cash Portfolio and Term Portfolio. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Cash Portfolio and Term Portfolio. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also Vice President of FIMM (2000) and FMR (1998). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert K. Duby (57)

Year of Election or Appointment: 1999

Vice President of Cash Portfolio and Term Portfolio. Mr. Duby is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Duby managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Cash Portfolio and Term Portfolio. He also serves as Secretary of the Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Maria F. Dwyer (44)

Year of Election or Appointment: 2002 or 2003

Chief Financial Officer of Cash Portfolio (2003) and Term Portfolio (2003) and Treasurer of Cash Portfolio (2002) and Term Portfolio (2002). Ms. Dwyer also serves as President and Treasurer of the Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

John H. Costello (56)
Year of Election or Appointment: 1995 Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Costello also serves as Assistant Treasurer of the Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Knox also serves as Assistant Treasurer of the Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2003 Assistant Treasurer of Cash Portfolio and Term Portfolio. Mr. Osterheld also serves as Assistant Treasurer of the Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996 or 1998

Assistant Treasurer of Cash Portfolio (1996) and Term Portfolio (1998). Mr. Simpson is Assistant Treasurer of the Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

David H. Potel (46)
Year of Election or Appointment: 1988 Assistant Secretary of Cash Portfolio and Term Portfolio and an employee of FMR Corp.

Annual Report

Custodian

Wachovia Corporation
Charlotte, NC

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Adviser

Fidelity Investments Money Management, Inc.

Transfer Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	August 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	August 26, 2003
By:	/s/Maria Dwyer
Maria Dwyer
Treasurer and Chief Financial Officer

Date:	August 26, 2003